UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

FORM N-Q

December 31, 2011

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited)	December 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 11.0%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	108,600	$3,098,358

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	778,930	25,424,275

Leisure Equipment & Products - 1.8%
Mattel Inc.	1,117,870	31,032,071

Media - 2.8%
Walt Disney Co.	1,310,760	49,153,500

Specialty Retail - 4.8%
Gap Inc.	1,035,617	19,210,695
Home Depot Inc.	1,527,760	64,227,031

Total Specialty Retail		83,437,726

TOTAL CONSUMER DISCRETIONARY		192,145,930

CONSUMER STAPLES - 6.1%
Food & Staples Retailing - 2.9%
Safeway Inc.	2,386,360	50,209,014

Food Products - 3.2%
Unilever PLC	935,550	31,426,425
Unilever PLC, ADR	768,070	25,745,707

Total Food Products		57,172,132

TOTAL CONSUMER STAPLES		107,381,146

ENERGY - 14.5%
Energy Equipment & Services - 5.4%
Baker Hughes Inc.	538,100	26,173,184
Halliburton Co.	988,370	34,108,649
Schlumberger Ltd.	495,020	33,814,816

Total Energy Equipment & Services		94,096,649

Oil, Gas & Consumable Fuels - 9.1%
ConocoPhillips	617,000	44,960,790
Devon Energy Corp.	585,410	36,295,420
Hess Corp.	726,480	41,264,064
Noble Energy Inc.	263,760	24,896,307
Southwestern Energy Co.	368,760	11,778,194	*

Total Oil, Gas & Consumable Fuels		159,194,775

TOTAL ENERGY		253,291,424

FINANCIALS - 22.5%
Capital Markets - 4.6%
BlackRock Inc.	115,970	20,670,493
Franklin Resources Inc.	240,610	23,112,996
Greenhill & Co. Inc.	216,980	7,891,563
Morgan Stanley	1,925,890	29,138,716

Total Capital Markets		80,813,768

Commercial Banks - 4.5%
First Republic Bank	313,500	9,596,235	*
KeyCorp	2,463,150	18,941,624
U.S. Bancorp	1,834,330	49,618,626

Total Commercial Banks		78,156,485

Diversified Financial Services - 3.0%
JPMorgan Chase & Co.	1,572,770	52,294,603

Insurance - 6.1%
Allied World Assurance Co. Holdings AG	853,457	53,708,049
Chubb Corp.	756,910	52,393,310

Total Insurance		106,101,359

Real Estate Investment Trusts (REITs) - 3.0%
Pebblebrook Hotel Trust	764,050	14,654,479
Weyerhaeuser Co.	2,008,341	37,495,726

Total Real Estate Investment Trusts (REITs)		52,150,205

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.3%
Jones Lang LaSalle Inc.	380,290	$23,296,565

TOTAL FINANCIALS		392,812,985

HEALTH CARE - 8.9%
Pharmaceuticals - 8.9%
GlaxoSmithKline PLC, ADR	445,330	20,320,408
Johnson & Johnson	588,370	38,585,305
Merck & Co. Inc.	1,312,730	49,489,921
Novartis AG, ADR	819,490	46,850,243

TOTAL HEALTH CARE		155,245,877

INDUSTRIALS - 11.5%
Aerospace & Defense - 6.5%
Boeing Co.	556,670	40,831,744
Honeywell International Inc.	726,200	39,468,970
Northrop Grumman Corp.	581,060	33,980,389

Total Aerospace & Defense		114,281,103

Construction & Engineering - 1.6%
EMCOR Group Inc.	157,812	4,230,940
Fluor Corp.	343,460	17,258,865
Jacobs Engineering Group Inc.	143,640	5,828,911	*

Total Construction & Engineering		27,318,716

Electrical Equipment - 0.1%
Valence Technology Inc.	2,192,000	2,148,160	*

Machinery - 3.3%
Deere & Co.	402,930	31,166,636
Dover Corp.	465,780	27,038,529

Total Machinery		58,205,165

TOTAL INDUSTRIALS		201,953,144

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 4.7%
Cisco Systems Inc.	2,650,660	47,923,933
Plantronics Inc.	136,780	4,874,839
Telefonaktiebolaget LM Ericsson, ADR	2,901,100	29,388,143

Total Communications Equipment		82,186,915

Internet Software & Services - 2.5%
eBay Inc.	1,433,890	43,489,884	*

Semiconductors & Semiconductor Equipment - 7.0%
Applied Materials Inc.	1,670,630	17,892,447
KLA-Tencor Corp.	313,300	15,116,725
Samsung Electronics Co., Ltd., GDR	76,600	35,289,620
Texas Instruments Inc.	1,863,340	54,241,827

Total Semiconductors & Semiconductor Equipment		122,540,619

Software - 3.7%
Microsoft Corp.	1,824,820	47,372,327
Symantec Corp.	1,093,500	17,113,275	*

Total Software		64,485,602

TOTAL INFORMATION TECHNOLOGY		312,703,020

MATERIALS - 2.7%
Metals & Mining - 2.7%
BHP Billiton Ltd., ADR	337,570	23,842,569
Nucor Corp.	607,480	24,037,984

TOTAL MATERIALS		47,880,553

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.3%
AT&T Inc.	727,950	22,013,208

Wireless Telecommunication Services - 2.6%
Vodafone Group PLC, ADR	1,621,632	45,454,345

TOTAL TELECOMMUNICATION SERVICES		67,467,553

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,417,889,283)		1,730,881,632

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Interest in $137,141,000 joint tri-party repurchase agreement dated 12/30/11 with Deutsche Bank Securities Inc.; Proceeds at maturity-$18,259,101; (Fully collateralized by various U.S. government agency obligations, 0.875% to 2.100% due 2/17/15 to 9/16/21; Market value-$18,624,283) (Cost-$18,259,000)	0.050%	1/3/12	$18,259,000	$18,259,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,436,148,283#)				1,749,140,632

Liabilities in Excess of Other Assets - 0.0%				(424,197)

TOTAL NET ASSETS - 100.0%				$1,748,716,435

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipts
GDR	—Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Fundamental All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,730,881,632	—	—	$1,730,881,632
Short-term investments†	—	$18,259,000	—	18,259,000

Total investments	$1,730,881,632	$18,259,000	—	$1,749,140,632

† See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$363,534,986
Gross unrealized depreciation	(50,542,637)

Net unrealized appreciation	$312,992,349

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 27, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 27, 2012